Discontinued Operations (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Balance Sheet information regarding entities accounted for as discontinued operations
Total assets	$ 107.3	$ 164.1
Total liabilities	59.7	95.9
Retail
Combined financial information regarding entities accounted for as discontinued operations
Revenues	404.7	635.8	943.1
Pre-tax income (loss)	(4.6)	(15.1)	3.1
Gain (loss) on disposal	0.8	8.1	3.3
Balance Sheet information regarding entities accounted for as discontinued operations
Inventory	55.8	85.6
Other assets	51.5	78.5
Total assets	107.3	164.1
Floor plan notes payable (including non-trade)	43.6	71.4
Other liabilities	16.1	24.5
Total liabilities	$ 59.7	$ 95.9